Consolidated condensed statements of comprehensive income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Consolidated condensed statements of comprehensive income [Abstract]
Profit/(loss) for the period	$ 73,175	$ 14,177
Items that may be subject to transfer to income statement
Change in fair value of cash flow hedges	(9,190)	(11,093)
Currency translation differences	(36,336)	79,754
Tax effect	(848)	1,877
Net income/(expenses) recognized directly in equity	(46,374)	70,538
Cash flow hedges	33,899	34,265
Tax effect	(8,475)	(10,279)
Transfers to income statement	25,424	23,986
Other comprehensive income/(loss)	(20,950)	94,524
Total comprehensive income/(loss) for the period	52,225	108,701
Total comprehensive (income)/loss attributable to non-controlling interest	(3,336)	(9,199)
Total comprehensive income/(loss) attributable to the Company	$ 48,889	$ 99,502